Income Taxes - Schedule of Deferred Tax Items (Details) - USD ($)	Sep. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets
Depreciation expense of property, plant and equipment		$ 3,087	$ 2,455
Allowance for inventory		339,931	17,279
Net operating loss carryforwards		374,417
Less: valuation allowance
Total deferred tax assets		717,435	19,734
Deferred tax liabilities
Depreciation expense of property, plant and equipment				266
Allowance for inventory
Less: valuation allowance
Total deferred tax liabilities				$ 266